UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                01/17/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   88
                                        -------------------

Form 13F Information Table Value Total: $ 276,506
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       7,634    190,845      X                                          190,845
ABERCROMBIE & FITCH        COM       002896207       3,425    167,385      X                                          167,385
ALLIANT TECHSYSTEMS        COM       018804104       8,482    136,044      X                                          136,044
AMBAC                      COM       023139108       2,352     41,825      X                                           41,825
AMERICAN EXPRESS           COM       025816109       4,402    124,535      X                                          124,535
AMETEK                     COM       031100100       6,567    170,625      X                                          170,625
AMGEN                      COM       031162100       5,006    103,566      X                                          103,566
ANHEUSER BUSCH             COM       035229103       6,221    128,530      X                                          128,530
APPLIED MATERIALS          COM       038222105         774     59,398      X                                           59,398
AVON PRODUCTS              COM       054303102       6,302    116,979      X                                          116,979
BANK OF AMERICA            COM       06605F102       1,606     23,084      X                                           23,084
BARR LABORATORIES INC      COM       068306109       2,073     31,845      X                                           31,845
BECTON DICKINSON           COM       075887109       1,976     64,400      X                                           64,400
BED BATH & BEYOND          COM       075896100       2,569     74,390      X                                           74,390
C S G SYSTEMS INTL         COM       126349109       3,030    221,950      X                                          221,950
CATALINA MARKETING         COM       148867104       5,315    287,321      X                                          287,321
CATERPILLAR                COM       149123101         518     11,336      X                                           11,336
CERTEGY INC                COM       156880106         832     33,875      X                                           33,875
CHRISTOPHER & BANKS        COM       171046105         406     19,555      X                                           19,555
CISCO SYSTEMS              COM       17275R102       2,620    200,029      X                                          200,029
CITIGROUP                  COM       172967101         614     17,437      X                                           17,437
CLARCOR INC                COM       179895107         395     12,250      X                                           12,250
COCA COLA                  COM       191216100       5,613    128,099      X                                          128,099
COLGATE PALMOLIVE          COM       194162103       1,462     27,892      X                                           27,892
CRANE                      COM       224399105         255     12,800      X                                           12,800
DELL COMPUTER              COM       247025109      10,555    394,732      X                                          394,732
DELTA AIR LINES            COM       247361108         232     19,200      X                                           19,200
DIONEX                     COM       254546104         223      7,500      X                                            7,500
DOLLAR TREE STORES         COM       256747106       3,368    137,086      X                                          137,086
DOVER                      COM       260003108         926     31,750      X                                           31,750
EATON                      COM       278058102       4,267     54,625      X                                           54,625
ECOLAB                     COM       278865100         334      6,750      X                                            6,750
EQUIFAX                    COM       294429105       3,734    161,375      X                                          161,375
ETHAN ALLEN INTERIORS      COM       297602104         309      9,000      X                                            9,000
EXPEDITORS INT'L           COM       302130109       2,466     75,525      X                                           75,525
EXXON MOBIL                COM       30231G102         504     14,412      X                                           14,412
FANNIE MAE                 COM       313586109       5,673     88,184      X                                           88,184
FORD                       COM       345370100       1,669    179,416      X                                          179,416
FREDDIE MAC                COM       313400301       6,631    112,290      X                                          112,290
GALLAGHER, (ARTHUR, J.)    COM       363576109       5,355    182,275      X                                          182,275
GANNETT                    COM       364730101       3,976     55,370      X                                           55,370
GAP (THE)                  COM       364760108         467     30,100      X                                           30,100
GENERAL DYNAMICS           COM       369550108       3,564     44,900      X                                           44,900
GENERAL MOTORS             COM       370442105       4,093    111,050      X                                          111,050
GRACO INC                  COM       384109104       6,631    231,461      X                                          231,461
GUIDANT CORP               COM       401698105       4,152    134,575      X                                          134,575
HARLEY DAVIDSON INC        COM       412822108         398      8,625      X                                            8,625
I B M                      COM       459200101       5,864     75,668      X                                           75,668
I M S HEALTH               COM       449934108       3,621    226,308      X                                          226,308
INTEL                      COM       458140100       3,295    211,600      X                                          211,600
JOHNSON & JOHNSON          COM       478160104       2,779     51,735      X                                           51,735
KB HOME                    COM       48666K109         271      6,325      X                                            6,325
KEMET CORPORATION          COM       488360108         556     63,650      X                                           63,650
KIMBERLY-CLARK             COM       494368103       6,636    139,796      X                                          139,796
KING PHARMACEUTICALS INC   COM       495582108         597     34,745      X                                           34,745
LEXMARK INTL GROUP         COM       529771107       2,282     37,715      X                                           37,715
LILLY ELI & CO             COM       532457108       1,272     20,037      X                                           20,037
M B N A                    COM       55262L100       8,821    463,778      X                                          463,778
M G I C INVESTMENT         COM       552848103       4,900    118,650      X                                          118,650
MAYTAG                     COM       578592107       1,898     66,600      X                                           66,600
MC CORMICK                 COM       579780206       2,696    116,225      X                                          116,225
MCGRAW-HILL                COM       580645109       3,515     58,150      X                                           58,150
MERCK                      COM       589331107       5,452     96,302      X                                           96,302
METTLER TOLEDO INTL        COM       592688105       5,405    168,575      X                                          168,575
MICROSOFT                  COM       594918104         352      6,815      X                                            6,815
MONTEREY PASTA             COM       612570101          38     10,000      X                                           10,000
NATIONAL CITY CORP         COM       635405103       3,364    123,150      X                                          123,150
ORACLE                     COM       68389X105       8,385    776,424      X                                          776,424
P P G INDUSTRIES           COM       693506107       1,763     35,150      X                                           35,150
PATTERSON DENTAL           COM       703412106       6,287    143,746      X                                          143,746
PEPSICO                    COM       713448108         459     10,868      X                                           10,868
PFIZER                     COM       717081103       3,648    119,339      X                                          119,339
PITNEY BOWES               COM       724479100       3,264     99,949      X                                           99,949
PLANTRONICS                COM       727493108       4,244    280,503      X                                          280,503
PROCTER & GAMBLE           COM       742718109       2,223     25,867      X                                           25,867
PROVIDIAN FINANCIAL        COM       74406A102         677    104,350      X                                          104,350
RAYMOND JAMES FINL         COM       754730109       3,392    114,672      X                                          114,672
ROSS STORES                COM       778296103       1,969     46,450      X                                           46,450
S B C COMMUNICATIONS       COM       78387G103         285     10,514      X                                           10,514
S E I C INVESTMENTS        COM       784117103         972     35,775      X                                           35,775
SAFEWAY                    COM       786514208       5,263    225,308      X                                          225,308
SCHERING-PLOUGH            COM       806605101       4,814    216,829      X                                          216,829
SKECHERS                   COM       830566105       1,559    183,600      X                                          183,600
SUPERIOR INDUSTRIES        COM       868168105       4,206    101,690      X                                          101,690
UNITED TECHNOLOGIES        COM       913017109       3,588     57,925      X                                           57,925
VERIZON COMMUNICATIONS     COM       92343V104       1,864     48,094      X                                           48,094
WAL-MART                   COM       931142103         250      4,947      X                                            4,947
WATERS                     COM       941848103       3,803    174,594      X                                          174,594